Investment Securities (Roll-forward of Credit Loss Component Recognized in Earnings) (Detail) - JPY (¥) ¥ in Millions	12 Months Ended
	Mar. 31, 2016	Mar. 31, 2015	Mar. 31, 2014
Roll-forward of credit loss component recognized in earnings:
Balance at beginning of fiscal year	¥ 8,814	¥ 12,556	¥ 24,525
Additions: Initial credit impairments	915	2,728	1,466
Additions: Subsequent credit impairments	48	785	1,139
Reductions: Securities sold or matured	(3,086)	(7,255)	(14,574)
Balance at end of fiscal year	¥ 6,691	¥ 8,814	¥ 12,556